Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Total operating revenues	$ 23,964	$ 23,468
Operating costs	(13,858)	(13,933)
Severance, acquisition and other costs	(114)	(136)
Depreciation	(3,496)	(3,145)
Amortization	(902)	(869)
Finance costs
Interest expense	(1,132)	(1,000)
Interest on post-employment benefit obligations	(63)	(69)
Other expense	(13)	(348)
Income taxes	(1,133)	(995)
Net earnings (losses)	3,253	2,973
Net earnings attributable to:
Common shareholders	3,040	2,785
Preferred shareholders	151	144
Non-controlling interest	62	44
Net earnings (losses)	$ 3,253	$ 2,973
Net earnings per common share
Basic and diluted (in cad per share)	$ 3.37	$ 3.10
Average number of common shares outstanding - basic (millions) (in shares)	900.8	898.6